As filed with the Securities and Exchange Commission on February 5, 2010

REGISTRATION NO. 033-63560 and 811-7762

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 30	☒
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940
Amendment No. 32	☒

(Check appropriate box or boxes)

FIRST EAGLE FUNDS

(Exact Name of Registrant as Specified in Charter)

1345 Avenue of the Americas

New York, NY 10105

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code:  (212) 698-3000

Copy to:

Nathan J. Greene, Esq.

Shearman & Sterling LLP

599 Lexington Ave

New York, NY 10022

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

It is proposed that this filing will become effective (check appropriate box)

☐                                    immediately upon filing pursuant to paragraph (b) of Rule 485.

☒                                  on March 1, 2010 pursuant to paragraph (b) of Rule 485.

☐                                    60 days after filing pursuant to paragraph (a)(1) of Rule 485.

☐                                    on [date] pursuant to paragraph (a) of Rule 485.

☐                                    75 days after filing pursuant to paragraph (a)(2) of Rule 485.

☐                                    on [date] pursuant to paragraph (a) of Rule 485.

The sole purpose of this filing is to delay the effectiveness of the Funds’ Post-Effective Amendment No. 29 to its Registration Statement until March 1, 2010.  Post-Effective Amendment No. 29 to the Funds’ Registration Statement relates to the Global Fund, Overseas Fund, U.S. Value Fund, Gold Fund, Fund of America, which was created pursuant to Post-Effective Amendment No. 29 to the Funds’ Registration Statement filed on November 18, 2009.  Parts A, B and C of Registrant’s Post-Effective Amendment No. 29 under the Securities Act of 1933 and Amendment No. 31 under the Investment Company Act of 1940, filed on November 18, 2009 are incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant certifies that it meets all of the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act and the Registration has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, as of the 5th day of February, 2010.

FIRST EAGLE FUNDS

By:	/s/ JOHN P. ARNHOLD*
JOHN P. ARNHOLD
PRESIDENT

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE	CAPACITY	DATE

/s/ LISA ANDERSON*	Trustee	February 5, 2010
(LISA ANDERSON)

/s/ JOHN P. ARNHOLD*	Trustee	February 5, 2010
(JOHN P. ARNHOLD)

/s/ JEAN-MARIE EVEILLARD*	Trustee	February 5, 2010
(JEAN-MARIE EVEILLARD)

/s/ CANDACE K. BEINECKE*	Trustee	February 5, 2010
(CANDACE K. BEINECKE)

/s/ JEAN D. HAMILTON*	Trustee	February 5, 2010
(JEAN D. HAMILTON)

/s/ JAMES E. JORDAN*	Trustee	February 5, 2010
(JAMES E. JORDAN)

/s/ WILLIAM M. KELLY*	Trustee	February 5, 2010
(WILLIAM M. KELLY)

/s/ PAUL J. LAWLER*	Trustee	February 5, 2010
(PAUL J. LAWLER)

/s/ JOSEPH MALONE*	Chief Financial Officer	February 5, 2010
(JOSEPH MALONE)

*By:	/s/ ROBERT BRUNO
ROBERT BRUNO
POWER-OF-ATTORNEY